Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (14,457)	$ (16,445)	$ (22,516)	$ (13,859)	$ (44,218)
Income from discontinued operations				(4,000)
Change in fair value of preferred stock conversion feature				(3,644)	23,142
Gain from early extinguishment of debt				(1,343)
Depreciation and amortization	80	106	133	194	1,098
Stock compensation expense and other	1,245	1,478	1,873	957	551
Amortization of deferred financing costs and debt discount	169	318	286	73
Unrealized investment (loss) gain			(2)	2
Noncash research and development expense					300
Changes in assets and liabilities:
Prepaid expenses and other current assets	(204)	(158)	386	(566)	591
Inventory	(671)
Accounts payable	(854)	273	271	391	183
Accrued expenses and other current liabilities	117	(1,720)	(1,275)	(258)	705
Other long-term liabilities	65		128		153
Net cash used in operating activities of continuing operations			(20,716)	(22,053)	(17,495)
Net cash used in operating activities of discontinued operations					(43)
Net cash used in operating activities	(14,510)	(16,148)	(20,716)	(22,053)	(17,538)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of investments				(39,927)
Proceeds from maturities of investments	500	25,828	25,830	13,595
Purchases of property and equipment	(15)	(104)	(110)	(128)	(65)
Net cash provided by (used in) investing activities of continuing operations			25,720	(26,460)	(65)
Net cash provided by investing activities of discontinued operations				4,000
Net cash provided by (used in) investing activities	485	25,724	25,720	(22,460)	(65)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of Series C-1 preferred stock - net				9,997	4,897
Proceeds from exercise of stock options		210	236	94	7
Proceeds from exercise of common stock warrants		19	19	613	31
Proceeds from sale of common stock	28	111	154	68,470
Payment of common stock offering costs	(42)			(1,942)	(339)
Proceeds from issuance of notes payable				6,250
Payment of debt issuance costs			(50)	(305)
Repayment of pSivida note payable				(15,000)
Payment of principal on note payable	(1,705)	(265)	(758)
Payment of debt modification costs		(50)
Payments on capital lease obligations	(9)	(8)	(11)	(8)	(10)
Net cash (used in) provided by financing activities	(1,728)	17	(410)	68,169	4,586
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(15,753)	9,593	4,594	23,656	(13,017)
CASH AND CASH EQUIVALENTS - Beginning of period	33,108	28,514	28,514	4,858	17,875
CASH AND CASH EQUIVALENTS - End of period	17,355	38,107	33,108	28,514	4,858
SUPPLEMENTAL DISCLOSURES
Cash paid for interest	413	508	656	681	1,200
Supplemental schedule of noncash investing and financing activities:
Reclassification of fair value of preferred stock conversion feature to additional paid-in capital				36,528
IPO issuance costs charged to equity				3,994
Notes payable issuance costs charged to equity				366
Property and equipment acquired under capital leases				36
Common stock issued for research and development expense					$ 300